Stock Based Compensation - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		3 Months Ended	0 Months Ended	6 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Oct. 01, 2014	Mar. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 8.6	$ 5.2	$ 22.0	$ 15.0
Equity Classified Awards Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense			12.4
Liability Classified Awards Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense			4.2
Expense Allocated from ADP
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense					5.4
Spinoff
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Conversion of existing equity awards to new awards, ratio						2.757
Converted equity awards, change in fair value						1.4
Increase in fair value of converted awards, recognized in period							1.0
Total remaining unrecognized compensation cost	0.4		0.4				0.4
Employee Stock Option
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Converted equity awards, stock options issued (shares)			397,000
Converted equity awards, weighted average exercise price (usd per share)			$ 15.95
Total remaining unrecognized compensation cost	5.3		5.3				5.3
Award expiration term			10 years
Weighted-average remaining requisite vesting period			2 years
Employee Stock Option | Spinoff
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Converted equity awards, stock options issued (shares)						2,300,000
Converted equity awards, weighted average exercise price (usd per share)						$ 19.64
Stock Compensation Plan | 2014 Omnibus Award Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of shares authorized	12,000,000		12,000,000				12,000,000
Award expiration term			10 years
Time-Based Restricted Stock and Time-Based Restricted Stock Units | Minimum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Award vesting period			2 years
Time-Based Restricted Stock and Time-Based Restricted Stock Units | Maximum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Award vesting period			5 years
Performance-Based Restricted Stock and Performance-Based Restricted Stock Units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Award performance period			1 year
Performance-Based Restricted Stock and Performance-Based Restricted Stock Units | Minimum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Award vesting period			1 year
Award vesting based on performance period and targets, percentage			0.00%
Performance-Based Restricted Stock and Performance-Based Restricted Stock Units | Maximum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Award vesting period			3 years
Award requisite service period			26 months
Award vesting based on performance period and targets, percentage			150.00%
Restricted Stock Units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total remaining unrecognized compensation cost	14.4		14.4				14.4
Weighted-average remaining requisite vesting period			1 year 10 months 24 days
Restricted Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total remaining unrecognized compensation cost	$ 15.3		$ 15.3				$ 15.3
Weighted-average remaining requisite vesting period			1 year 6 months
Time-Based Restricted Stock | Spinoff
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Converted equity awards, stock options issued (shares)						700,000
Performance-Based Restricted Stock | Spinoff
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Converted equity awards, stock options issued (shares)						200,000